Quarterly Holdings Report
for
Fidelity® Value Fund
January 31, 2024
VAL-NPRT1-0324
1.813084.119
Common Stocks - 98.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	886,000	34,091
EchoStar Holding Corp. Class A (b)(c)	226,233	3,029
		37,120
Media - 2.2%
Grupo Televisa SA de CV (CPO) sponsored ADR (c)	10,072,900	30,319
Interpublic Group of Companies, Inc.	1,725,900	56,937
Nexstar Media Group, Inc. Class A	232,100	41,246
Thryv Holdings, Inc. (b)	1,572,263	32,137
WPP PLC	3,523,100	34,070
		194,709
TOTAL COMMUNICATION SERVICES		231,829
CONSUMER DISCRETIONARY - 12.7%
Automobile Components - 1.4%
Adient PLC (b)	1,096,700	38,066
Atmus Filtration Technologies, Inc. (c)	1,313,966	29,341
Autoliv, Inc.	387,200	41,477
Cie Automotive SA	582,000	15,410
		124,294
Automobiles - 0.6%
Harley-Davidson, Inc.	1,605,800	52,108
Broadline Retail - 0.4%
Kohl's Corp. (c)	1,417,000	36,502
Diversified Consumer Services - 0.3%
H&R Block, Inc.	483,622	22,653
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (b)	726,136	31,071
Hilton Grand Vacations, Inc. (b)	829,700	34,598
Light & Wonder, Inc. Class A (b)	328,800	26,429
Marriott Vacations Worldwide Corp.	195,800	16,426
Red Rock Resorts, Inc.	400,893	21,921
		130,445
Household Durables - 1.3%
Mohawk Industries, Inc. (b)	325,200	33,902
Newell Brands, Inc.	3,951,900	32,880
Tempur Sealy International, Inc.	1,027,100	51,242
		118,024
Leisure Products - 1.2%
BRP, Inc.	700,600	44,211
Brunswick Corp.	333,300	26,891
Topgolf Callaway Brands Corp. (b)	2,979,200	39,236
		110,338
Specialty Retail - 4.3%
Academy Sports & Outdoors, Inc.	457,679	28,710
American Eagle Outfitters, Inc.	2,499,200	49,534
Camping World Holdings, Inc. (c)	1,252,900	31,135
Lithia Motors, Inc. Class A (sub. vtg.)	198,000	58,380
Sally Beauty Holdings, Inc. (b)	2,436,390	30,016
Signet Jewelers Ltd. (c)	519,177	51,648
Upbound Group, Inc.	1,604,491	53,269
Victoria's Secret & Co. (b)	1,629,033	42,436
Williams-Sonoma, Inc. (c)	173,500	33,553
		378,681
Textiles, Apparel & Luxury Goods - 1.7%
Dr. Martens Ltd. (c)	14,428,400	16,292
Gildan Activewear, Inc.	1,557,200	51,426
PVH Corp.	458,400	55,127
Samsonite International SA (a)(b)	11,452,200	31,971
		154,816
TOTAL CONSUMER DISCRETIONARY		1,127,861
CONSUMER STAPLES - 3.5%
Consumer Staples Distribution & Retail - 0.7%
U.S. Foods Holding Corp. (b)	1,314,400	60,476
Food Products - 2.2%
Archer Daniels Midland Co.	477,300	26,528
Bunge Global SA (c)	669,600	58,985
Darling Ingredients, Inc. (b)	1,383,794	59,918
Tyson Foods, Inc. Class A	853,300	46,727
		192,158
Household Products - 0.4%
Energizer Holdings, Inc.	985,995	31,177
Personal Care Products - 0.2%
Kenvue, Inc.	1,039,600	21,582
TOTAL CONSUMER STAPLES		305,393
ENERGY - 9.9%
Energy Equipment & Services - 3.7%
Championx Corp.	1,167,100	31,990
Expro Group Holdings NV (b)	4,228,400	74,420
John Wood Group PLC (b)	1,864,664	3,722
Liberty Oilfield Services, Inc. Class A	743,185	15,451
NOV, Inc.	1,495,600	29,179
Secure Energy Services, Inc.	3,208,100	24,602
Tenaris SA	1,838,300	29,234
Tidewater, Inc. (b)	536,000	36,014
Valaris Ltd. (b)	802,800	49,669
Vallourec SA (b)	2,202,200	31,736
		326,017
Oil, Gas & Consumable Fuels - 6.2%
Antero Resources Corp. (b)	3,659,800	81,760
Canadian Natural Resources Ltd. (c)	640,800	41,009
Cenovus Energy, Inc. (Canada)	3,100,881	50,234
Chesapeake Energy Corp.	63,800	4,920
Delek U.S. Holdings, Inc.	974,400	26,338
Diamondback Energy, Inc.	163,731	25,172
Energy Transfer LP	2,463,397	35,227
EQT Corp.	402,063	14,233
Exxon Mobil Corp.	1	0
Imperial Oil Ltd.	751,600	43,353
Kosmos Energy Ltd. (b)	4,059,158	24,598
MEG Energy Corp. (b)	775,500	14,663
Parkland Corp.	906,400	30,931
Phillips 66 Co.	296,500	42,788
Range Resources Corp.	494,700	14,366
Targa Resources Corp.	659,680	56,046
Tourmaline Oil Corp. (c)	908,900	39,298
Valero Energy Corp.	66,800	9,279
		554,215
TOTAL ENERGY		880,232
FINANCIALS - 20.2%
Banks - 4.4%
Axos Financial, Inc. (b)	510,969	28,323
East West Bancorp, Inc.	669,466	48,744
First Citizens Bancshares, Inc.	42,392	64,012
First Citizens Bancshares, Inc. Class B	6,100	7,991
KeyCorp	3,803,800	55,269
Kyoto Financial Group, Inc.	1,478,800	24,577
M&T Bank Corp.	97,700	13,492
Popular, Inc.	462,732	39,540
U.S. Bancorp	1,237,700	51,414
Webster Financial Corp.	1,097,000	54,280
Wintrust Financial Corp.	3,300	320
		387,962
Capital Markets - 3.5%
Ameriprise Financial, Inc.	107,300	41,507
BGC Group, Inc. Class A	6,077,300	42,906
Carlyle Group LP	1,209,100	48,388
LPL Financial	227,700	54,464
Onex Corp. (sub. vtg.)	299,400	22,107
Petershill Partners PLC (a)	8,282,600	18,579
Raymond James Financial, Inc.	467,700	51,531
UBS Group AG	915,740	27,580
		307,062
Consumer Finance - 2.2%
Ally Financial, Inc.	1,471,900	53,989
OneMain Holdings, Inc.	1,301,380	61,946
PROG Holdings, Inc. (b)	1,045,489	32,034
SLM Corp.	2,439,542	48,498
		196,467
Financial Services - 4.9%
Apollo Global Management, Inc.	851,702	85,511
Corebridge Financial, Inc.	1,417,300	34,256
ECN Capital Corp.	8,739,003	17,875
Essent Group Ltd.	926,700	51,117
Global Payments, Inc.	807,700	107,610
NCR Atleos Corp.	1,376,850	30,828
Voya Financial, Inc.	702,200	50,818
Walker & Dunlop, Inc.	437,300	42,239
WEX, Inc. (b)	73,000	14,920
		435,174
Insurance - 5.2%
AMBAC Financial Group, Inc. (b)	2,022,159	32,860
American Financial Group, Inc.	551,100	66,352
Assurant, Inc.	391,279	65,715
First American Financial Corp.	830,300	50,109
Globe Life, Inc.	225,300	27,671
Hartford Financial Services Group, Inc.	728,500	63,350
Primerica, Inc.	95,343	22,326
Prudential PLC	1,415,400	14,540
Reinsurance Group of America, Inc.	308,249	53,601
The Travelers Companies, Inc.	275,100	58,145
Unum Group	210,700	10,185
		464,854
TOTAL FINANCIALS		1,791,519
HEALTH CARE - 5.5%
Biotechnology - 0.6%
Alnylam Pharmaceuticals, Inc. (b)	11,400	1,971
Biogen, Inc. (b)	50,965	12,571
BioMarin Pharmaceutical, Inc. (b)	47,465	4,181
Exact Sciences Corp. (b)	51,198	3,348
Galapagos NV (b)	711,900	26,705
United Therapeutics Corp. (b)	13,677	2,938
		51,714
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	169,398	6,554
Dentsply Sirona, Inc.	73,803	2,565
Globus Medical, Inc. (b)	32,900	1,737
Hologic, Inc. (b)	98,232	7,312
STERIS PLC	26,775	5,862
Teleflex, Inc.	15,110	3,669
The Cooper Companies, Inc.	24,260	9,050
Zimmer Biomet Holdings, Inc.	70,113	8,806
		45,555
Health Care Providers & Services - 2.7%
Acadia Healthcare Co., Inc. (b)	58,054	4,769
AdaptHealth Corp. (b)	2,722,896	19,659
agilon health, Inc. (b)	37,300	220
Cardinal Health, Inc.	18,900	2,064
Cencora, Inc.	53,041	12,342
Centene Corp. (b)	867,300	65,316
Chemed Corp.	6,600	3,912
Cigna Group	181,149	54,517
CVS Health Corp.	646,400	48,073
Encompass Health Corp.	61,952	4,401
Henry Schein, Inc. (b)	47,342	3,543
Molina Healthcare, Inc. (b)	28,768	10,254
Quest Diagnostics, Inc.	71,414	9,172
R1 RCM, Inc. (b)(c)	55,300	566
Tenet Healthcare Corp. (b)	31,100	2,573
		241,381
Health Care Technology - 0.0%
Evolent Health, Inc. Class A (b)	29,900	879
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	55,311	7,196
Avantor, Inc. (b)	216,000	4,966
Bio-Rad Laboratories, Inc. Class A (b)	14,506	4,655
Charles River Laboratories International, Inc. (b)	40,326	8,722
Fortrea Holdings, Inc.	869,100	26,907
ICON PLC (b)	40,603	10,592
Illumina, Inc. (b)	28,510	4,077
Revvity, Inc.	19,700	2,111
		69,226
Pharmaceuticals - 0.9%
Bausch Health Cos., Inc. (United States) (b)	109,900	863
Catalent, Inc. (b)	44,176	2,281
Elanco Animal Health, Inc. (b)	123,300	1,817
Jazz Pharmaceuticals PLC (b)	256,067	31,425
Perrigo Co. PLC	60,100	1,928
Royalty Pharma PLC	337,124	9,571
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	2,213,400	26,782
		74,667
TOTAL HEALTH CARE		483,422
INDUSTRIALS - 18.3%
Aerospace & Defense - 0.2%
Spirit AeroSystems Holdings, Inc. Class A (b)	680,300	18,681
Air Freight & Logistics - 0.6%
DHL Group	272,500	13,111
FedEx Corp.	189,700	45,773
		58,884
Building Products - 2.1%
AZZ, Inc.	194,681	12,158
Builders FirstSource, Inc. (b)	323,150	56,141
Johnson Controls International PLC	817,000	43,048
Tecnoglass, Inc.	864,500	39,776
UFP Industries, Inc.	285,800	32,424
		183,547
Commercial Services & Supplies - 1.6%
Driven Brands Holdings, Inc. (b)	2,043,833	26,795
HNI Corp.	394,261	16,054
The Brink's Co.	648,700	52,441
The GEO Group, Inc. (b)(c)	2,014,500	22,401
Vestis Corp.	1,007,700	21,565
		139,256
Construction & Engineering - 1.9%
Fluor Corp. (b)	1,072,000	40,425
Granite Construction, Inc.	329,100	14,846
MDU Resources Group, Inc.	2,630,500	51,321
Willscot Mobile Mini Holdings (b)	1,308,100	61,873
		168,465
Electrical Equipment - 1.2%
Acuity Brands, Inc.	177,200	42,202
GrafTech International Ltd.	4,838,609	6,435
Regal Rexnord Corp.	442,156	59,010
		107,647
Ground Transportation - 2.8%
ArcBest Corp.	290,800	34,643
RXO, Inc. (b)	810,400	16,856
Ryder System, Inc.	433,570	49,241
TFI International, Inc. (Canada)	286,900	37,705
U-Haul Holding Co. (non-vtg.)	811,425	51,826
XPO, Inc. (b)	659,400	56,339
		246,610
Machinery - 3.7%
Allison Transmission Holdings, Inc.	868,629	52,587
Barnes Group, Inc.	1,144,400	37,891
Chart Industries, Inc. (b)(c)	263,100	30,709
CNH Industrial NV	1,758,200	21,098
Gates Industrial Corp. PLC (b)	2,171,500	27,969
Kennametal, Inc. (c)	1,049,497	25,734
Mueller Water Products, Inc. Class A	1,586,900	21,756
Oshkosh Corp.	249,500	27,470
Terex Corp.	369,300	22,686
Timken Co.	718,436	58,847
		326,747
Professional Services - 2.0%
Concentrix Corp.	596,800	53,038
First Advantage Corp.	942,800	15,434
Leidos Holdings, Inc.	169,700	18,747
Manpower, Inc.	410,600	30,442
TransUnion	283,300	19,602
WNS Holdings Ltd. sponsored ADR (b)	550,900	38,205
		175,468
Trading Companies & Distributors - 2.2%
Beacon Roofing Supply, Inc. (b)	255,600	21,187
Core & Main, Inc. (b)	510,300	21,080
GMS, Inc. (b)	431,900	36,349
Herc Holdings, Inc.	332,200	48,996
Rush Enterprises, Inc. Class A	146,165	6,564
WESCO International, Inc.	341,900	59,326
		193,502
TOTAL INDUSTRIALS		1,618,807
INFORMATION TECHNOLOGY - 2.3%
Communications Equipment - 0.9%
Ciena Corp. (b)	337,700	17,898
Lumentum Holdings, Inc. (b)	1,123,994	61,752
		79,650
Electronic Equipment, Instruments & Components - 0.7%
Flex Ltd. (b)	2,789,711	66,228
Semiconductors & Semiconductor Equipment - 0.2%
First Solar, Inc. (b)	138,100	20,204
Software - 0.5%
NCR Voyix Corp. (b)	2,729,500	40,124
TOTAL INFORMATION TECHNOLOGY		206,206
MATERIALS - 10.8%
Chemicals - 5.0%
Axalta Coating Systems Ltd. (b)	805,837	26,125
Cabot Corp.	462,600	33,353
Celanese Corp. Class A (c)	527,288	77,137
Corteva, Inc.	399,012	18,147
Methanex Corp.	1,081,619	47,937
OCI NV	900,900	25,917
Olin Corp.	969,900	50,503
The Chemours Co. LLC	1,878,845	56,685
Tronox Holdings PLC	2,410,655	33,243
Westlake Corp.	560,249	77,510
		446,557
Construction Materials - 1.1%
Eagle Materials, Inc.	146,700	33,195
GCC S.A.B. de CV	2,994,900	34,587
Martin Marietta Materials, Inc.	59,368	30,184
		97,966
Containers & Packaging - 1.6%
Crown Holdings, Inc.	85,776	7,591
Graphic Packaging Holding Co.	1,597,800	40,760
O-I Glass, Inc. (b)	1,696,384	24,699
WestRock Co.	1,622,200	65,310
		138,360
Metals & Mining - 2.0%
ATI, Inc. (b)(c)	634,500	25,932
Compass Minerals International, Inc. (c)	1,035,400	23,286
Constellium NV (b)	3,899,214	73,110
First Quantum Minerals Ltd.	958,163	8,695
Schnitzer Steel Industries, Inc. Class A	685,000	18,036
Steel Dynamics, Inc.	231,711	27,965
		177,024
Paper & Forest Products - 1.1%
Interfor Corp. (b)	2,468,226	38,186
Louisiana-Pacific Corp.	817,697	54,418
		92,604
TOTAL MATERIALS		952,511
REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 4.6%
Camden Property Trust (SBI)	443,300	41,599
CubeSmart	450,633	19,476
Essex Property Trust, Inc.	184,700	43,085
Lamar Advertising Co. Class A	277,100	29,007
Outfront Media, Inc. (c)	3,250,300	42,319
Prologis, Inc.	482,902	61,179
Sun Communities, Inc.	176,400	22,112
Ventas, Inc.	1,504,700	69,803
Welltower, Inc.	871,100	75,359
		403,939
Real Estate Management & Development - 0.9%
Colliers International Group, Inc.	344,881	40,484
Compass, Inc. (b)	6,734,200	23,166
Marcus & Millichap, Inc.	79,395	3,024
Newmark Group, Inc.	1,792,700	18,196
		84,870
TOTAL REAL ESTATE		488,809
UTILITIES - 7.6%
Electric Utilities - 4.9%
Constellation Energy Corp.	974,069	118,838
Edison International	919,584	62,054
Entergy Corp.	439,200	43,815
FirstEnergy Corp.	1,584,100	58,105
NextEra Energy, Inc.	845,000	49,542
PG&E Corp.	5,728,200	96,635
		428,989
Gas Utilities - 0.7%
Southwest Gas Holdings, Inc.	432,100	25,356
UGI Corp.	1,721,400	38,112
		63,468
Independent Power and Renewable Electricity Producers - 1.1%
Talen Energy Corp. (c)	450,400	29,884
The AES Corp.	4,238,800	70,703
		100,587
Multi-Utilities - 0.9%
Algonquin Power & Utilities Corp. (c)	5,219,600	30,942
Sempra	639,800	45,784
		76,726
TOTAL UTILITIES		669,770
TOTAL COMMON STOCKS (Cost $7,026,619)		8,756,359

U.S. Treasury Obligations - 0.2%
	Principal Amount (d) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.31% to 5.33% 2/1/24 to 2/15/24 (e) (Cost $20,100)	20,140	20,100

Money Market Funds - 3.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f)	84,563,675	84,581
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	225,045,835	225,068
TOTAL MONEY MARKET FUNDS (Cost $309,648)		309,649

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $7,356,367)	9,086,108
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(234,435)
NET ASSETS - 100.0%	8,851,673

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	237	Mar 2024	65,016	(1,142)	(1,142)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $84,641,000 or 1.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,261,000.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	32,997	1,689,832	1,638,248	1,614	-	-	84,581	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	174,301	491,201	440,434	860	-	-	225,068	0.9%
Total	207,298	2,181,033	2,078,682	2,474	-	-	309,649

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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